Organization and Principal Activities (Tables)	12 Months Ended
Oct. 31, 2024
Organization and Principal Activities
Schedule of ownership interests in subsidiaries

Details of the Company’s subsidiaries as of October 31, 2024 are as follows:

	Date of	Place of
	Incorporation	incorporation
	or	or	Ownership
Company name	acquisition	establishment	interest
Subsidiaries:
Ucare HK	September 12, 2018	Hong Kong	100% owned by Ucare
WOFE	June 12, 2019	China	100% owned by Ucare HK
Chengdu Youkai Information Technology Co., Ltd.(“Chengdu Youkai”)	September 8, 2021	China	100% owned by WOFE
Chongqing Lizhiyou Information Technology Co., Ltd.(“Lizhiyou”)	September 10, 2021	China	100% owned by WOFE

VIE:
Beijing Yading	August 17, 2018	China	100%
Tianjin Aideng	April 7, 2016	China	100%
Shanghai Muji Network Technology Co., Ltd. (“Muji”)	June 29, 2015	China	100% owned by Beijing Yading
Bozhou Yading Information Technology Co., Ltd. (“Bozhou Yading”)	January 17, 2023	China	100% owned by Beijing Yading
Bozhou Multi-domain Information Technology Co., Ltd. (“Bozhou”)	August 3, 2022	China	100% owned by Beijing Yading